Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 298		$ 304	$ 314
Accumulated Amortization	(235)		(232)	(242)
Net Carrying Amount	63		72	72
Intangible asset amortization expense	6	$ 8	15	16	$ 21
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	260		261	255
Accumulated Amortization	(207)		(204)	(197)
Net Carrying Amount	53		57	58
Intellectual property and patents
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15		18	19
Accumulated Amortization	(10)		(11)	(15)
Net Carrying Amount	5		7	4
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23		25	39
Accumulated Amortization	(18)		(17)	(29)
Net Carrying Amount	$ 5		$ 8	$ 10